Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Austria - 3.9%
Erste Group Bank AG	223,320	$9,952,894
Vienna Insurance Group AG Wiener Versicherung Gruppe	83,508	2,603,685
		12,556,579

Belgium - 6.1%
Azelis Group NV	102,409	2,163,118
KBC Group NV	108,907	8,165,015
UCB S.A.	75,602	9,332,865
		19,660,998

Czech Republic - 0.8%
Komercni Banka AS	74,507	2,668,541

Denmark - 1.2%
Pandora AS	8,124	1,311,263
Royal Unibrew AS	38,238	2,530,166
		3,841,429

France - 12.2%
Dassault Aviation S.A.	14,890	3,278,342
Elis S.A.	360,998	8,204,943
Legrand S.A.	11,288	1,195,366
Publicis Groupe S.A.	86,016	9,377,539
SPIE S.A.	103,844	3,903,564
Technip Energies NV	336,571	8,514,336
Thales S.A.	30,714	5,236,151
		39,710,241

Germany - 14.5%
AIXTRON SE	33,957	896,572
Beiersdorf AG	17,559	2,556,549
Brenntag SE	79,799	6,725,564
Hannover Rueck SE	9,212	2,522,497
Heidelberg Materials AG	20,321	2,236,971
Hensoldt AG	108,973	5,113,422
Hugo Boss AG	47,782	2,816,214
Ionos SE(a)	22,768	523,198
Jenoptik AG	49,316	1,531,939
RENK Group AG(a)	88,156	3,505,659
Rheinmetall AG	18,872	10,614,049
United Internet AG	307,324	6,916,076
		45,958,710

Ireland - 2.5%
AIB Group PLC	1,615,606	8,201,551

Italy - 0.3%
DiaSorin S.p.A.	10,668	1,029,517

Netherlands - 4.6%
Heineken NV	71,725	6,914,860
QIAGEN NV	149,300	6,380,741
Wolters Kluwer NV	10,824	1,694,934
		14,990,535

Portugal - 1.5%
Jeronimo Martins SGPS S.A.	246,677	4,894,159

Spain - 5.0%
Almirall S.A.	3,434	30,627
Bankinter S.A.	962,109	7,049,373
Fluidra S.A.	164,697	3,897,562
Industria de Diseno Textil S.A.	100,792	5,075,528
		16,053,090

Sweden - 4.5%
Alfa Laval AB	94,754	3,723,296
Assa Abloy AB - Class B	103,762	2,977,793
Hexpol AB	129,431	1,580,458
Trelleborg AB - Class B	181,964	6,506,665
		14,788,212

Switzerland - 5.4%
ABB, Ltd.	194,902	9,041,562
Holcim, Ltd.	94,194	8,533,673
		17,575,235

United Kingdom - 31.0%
BAE Systems PLC	570,694	9,727,709
Beazley PLC	658,715	5,539,067
British American Tobacco PLC	488,299	14,820,387
Bunzl PLC	170,619	6,565,002
Compass Group PLC	91,296	2,677,950
Haleon PLC	2,227,460	9,334,781
Hikma Pharmaceuticals PLC	119,932	2,901,271
IMI PLC	212,604	4,870,493
Next PLC	22,913	2,670,838
Prudential PLC	433,263	4,063,386
Rotork PLC	809,332	3,360,507
RS GROUP PLC	737,906	6,765,915
Savills PLC	145,736	1,963,593
Serco Group PLC	1,533,915	3,672,645
Smiths Group PLC	346,375	7,179,828
Softcat PLC	76,867	1,544,112
Spectris PLC	103,892	4,322,916
Unilever PLC	136,087	6,831,808
Vistry Group PLC	168,513	2,616,577
Total United Kingdom		101,428,785
TOTAL COMMON STOCKS (Cost $232,256,682)		303,357,582

PREFERRED STOCKS - 1.0%
Germany - 1.0%
FUCHS SE	65,942	3,266,984
TOTAL PREFERRED STOCKS (Cost $2,267,356)		3,266,984

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class Z, 5.19%(b)	14,758,876	14,758,876
TOTAL SHORT-TERM INVESTMENTS (Cost $14,758,876)		14,758,876

TOTAL INVESTMENTS - 99.0% (Cost $249,282,914)		$321,383,442
Other Assets in Excess of Liabilities - 1.0%		3,375,211
TOTAL NET ASSETS - 100.0%		$324,758,653

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Common Stocks	$9,781,988	$293,575,594	$–
Preferred Stocks	–	3,266,984	–
Money Market Funds	14,758,876	–	–

Total Investments	$24,540,864	$296,842,578	$–